Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 11 – Stock Based Compensation

The Bancorp’s 2004 Stock Option Plan (the Plan), which is stockholder-approved, permits the grant of share options to its employees for up to 250,000 shares of common stock. Awards granted under the Plan may be in the form of incentive stock options, non-incentive stock options, or restricted stock. The purposes of the Plan are to attract and retain the best available personnel, to provide additional incentives for all employees and to encourage their continued employment by facilitating employees’ purchases of an equity interest in the Bancorp. Option awards are generally granted with an exercise price equal to the market price of the Bancorp’s common stock at the date of grant; those option awards have five year vesting periods and have ten year contractual terms. Total compensation cost that has been charged against income for incentive stock options was approximately $1,000 for 2012 and 2011.

The fair value of each incentive stock option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. No incentive stock options were granted during 2012 or 2011. The Company uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

A summary of the Bancorp’s stock option activity for 2012 and 2011 follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at January 1, 2011	49,247	$24.27
Granted	-	-
Exercised	-	-
Forfeited or expired	(8,747)	19.50
Outstanding at end of year	40,500	$25.30	1.1	$-
Vested or expected to vest	40,500	$25.30	1.1	$-
Exercisable at December 31, 2011	39,500	$25.22	1.0	$-

Granted	-	-
Exercised	-	-
Forfeited or expired	(14,550)	22.15
Outstanding at end of year	25,950	$27.06	0.7	$-
Vested or expected to vest	25,950	$27.06	0.7	$-
Exercisable at December 31, 2012	24,950	$27.01	0.5	$-

As of December 31, 2012, there were no unrecognized compensation costs related to non-vested incentive stock options granted under the Plan.

Restricted stock awards are generally granted with an award price equal to the market price of the Bancorp’s common stock on the award date. Restricted stock awards have been issued with a five year vesting period. Forfeiture provisions exist for personnel that separate employment before the vesting period expires. Compensation expense related to restricted stock awards are recognized over the vesting period. Total compensation cost that has been charged against income for those plans was approximately $15,000 and $32,000 for 2012 and 2011, respectively.

A summary of changes in the Bancorp’s non-vested restricted stock for 2012 and 2011 follows:

		Weighted
		Average
		Grant Date
Non-vested Shares	Shares	Fair Value
Non-vested at January 1, 2011	6,750	$25.72
Granted	-	-
Vested	(3,000)	31.57
Forefited	-	-
Non-vested at December 31, 2011	3,750	25.72

Granted	-	-
Vested	(350)	29.75
Forefited	-	-
Non-vested at December 31, 2012	3,400	$20.15

As of December 31, 2012, there was approximately $17,000 of total unrecognized compensation cost related to non-vested restricted shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1.4 years.